Investments in Associates and Joint Ventures - Summary of Main Investments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investments in associates and joint ventures [Line Items]
Equity in earnings	R$ 154,525,000	R$ 149,465,000	R$ 150,466,000	R$ 144,356,000
Other comprehensive income	1,029,000	(138,000)	(326,000)
Total Income	16,093,000	27,675,000	25,313,000
Investments in Subsidiaries Associates and Joint Ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	15,570	15,097
Equity in earnings	1,399	1,315	747,000
Other comprehensive income	(59,000)	1,000
Total Income	1,340	1,316
Investments in Subsidiaries Associates and Joint Ventures [member] | Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	15,344	14,870
Equity in earnings	1,556	1,380	798,000
Other comprehensive income	(59,000)	1,000
Total Income	1,497	1,381
Investments in Subsidiaries Associates and Joint Ventures [member] | Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	226,000	227,000
Equity in earnings	(157,000)	(65,000)	R$ (51,000)
Total Income	R$ (157,000)	R$ (65,000)